Cash and cash equivalents and borrowings exInfrastructure project borrowings (Details) - Infrastructure project [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	€ 523	€ 455
Increase decrease in borrowings other infrastructure project company	68
Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	307	211
Increase decrease in borrowings other infrastructure project company	96
Transchile charrúa transmisión sa [Member]
Other infrastructure projects company borrowings [Line Items]
Increase decrease in borrowings other infrastructure project company	(105)
Transchile charrúa transmisión sa [Member] | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	0	105
Increase decrease in borrowings other infrastructure project company	(105)
Transchile charrúa transmisión sa [Member] | Other division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	42	47
Increase decrease in borrowings other infrastructure project company	(5)
Transchile charrúa transmisión sa [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	97	103
Increase decrease in borrowings other infrastructure project company	(6)
Transchile charrúa transmisión sa [Member] | Airports division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	77	94
Increase decrease in borrowings other infrastructure project company	(17)
Centella transmisión S.A. [Member] | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	91	106
Increase decrease in borrowings other infrastructure project company	(15)
Concesionaria de prisiones lledoners [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	60	63
Increase decrease in borrowings other infrastructure project company	(3)
Depusa aragon [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	22	24
Increase decrease in borrowings other infrastructure project company	(2)
Budimex group [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	15	16
Increase decrease in borrowings other infrastructure project company	(1)
Dalaman international airport [Member] | Airports division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	77	94
Increase decrease in borrowings other infrastructure project company	(17)
UK waste treatment thalia [Member] | Other division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	42	47
Increase decrease in borrowings other infrastructure project company	(5)
Misae Solar IV LLC
Other infrastructure projects company borrowings [Line Items]
Increase decrease in borrowings other infrastructure project company	199
Misae Solar IV LLC | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	199	0
Increase decrease in borrowings other infrastructure project company	199
Azalia, Sp.z.o.o. | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	17	0
Increase decrease in borrowings other infrastructure project company	17
Long-term borrowings [member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	380	352
Long-term borrowings [member] | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	187	210
Long-term borrowings [member] | Other division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	39
Long-term borrowings [member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	92
Long-term borrowings [member] | Airports division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	62
Long-term borrowings [member] | Transchile charrúa transmisión sa [Member] | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	0	105
Long-term borrowings [member] | Transchile charrúa transmisión sa [Member] | Other division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company		44
Long-term borrowings [member] | Transchile charrúa transmisión sa [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company		98
Long-term borrowings [member] | Transchile charrúa transmisión sa [Member] | Airports division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company		0
Long-term borrowings [member] | Centella transmisión S.A. [Member] | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	90	105
Long-term borrowings [member] | Concesionaria de prisiones lledoners [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	58	61
Long-term borrowings [member] | Depusa aragon [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	20	22
Long-term borrowings [member] | Budimex group [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	14	15
Long-term borrowings [member] | Dalaman international airport [Member] | Airports division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	62	0
Long-term borrowings [member] | UK waste treatment thalia [Member] | Other division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	39	44
Long-term borrowings [member] | Misae Solar IV LLC | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	80	0
Long-term borrowings [member] | Azalia, Sp.z.o.o. | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	17	0
Short-term borrowings [member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	143	105
Short-term borrowings [member] | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	121	2
Short-term borrowings [member] | Transchile charrúa transmisión sa [Member] | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	0	0
Short-term borrowings [member] | Transchile charrúa transmisión sa [Member] | Other division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	2	3
Short-term borrowings [member] | Transchile charrúa transmisión sa [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	5	6
Short-term borrowings [member] | Transchile charrúa transmisión sa [Member] | Airports division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	15	94
Short-term borrowings [member] | Centella transmisión S.A. [Member] | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	2	2
Short-term borrowings [member] | Concesionaria de prisiones lledoners [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	2	3
Short-term borrowings [member] | Depusa aragon [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	2	2
Short-term borrowings [member] | Budimex group [Member] | Construction division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	1	1
Short-term borrowings [member] | Dalaman international airport [Member] | Airports division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	15	94
Short-term borrowings [member] | UK waste treatment thalia [Member] | Other division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	2	3
Short-term borrowings [member] | Misae Solar IV LLC | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	119	0
Short-term borrowings [member] | Azalia, Sp.z.o.o. | Energy Division [Member]
Other infrastructure projects company borrowings [Line Items]
Borrowings other infrastructure project company	€ 0	€ 0